EARNINGS (LOSS) PER SHARE	6 Months Ended
Jun. 30, 2020
EARNINGS (LOSS) PER SHARE [Abstract]
EARNINGS (LOSS) PER SHARE
8. EARNINGS (LOSS) PER SHARE

Basic earnings per share (“EPS”) are computed by dividing net income (loss) by the weighted-average number of common shares outstanding for the period. Diluted EPS is computed by dividing net income by the weighted-average number of common shares and dilutive common stock equivalents outstanding during the period.

	Six months ended June 30,
All figures in USD ‘000 except share and per share amounts	2020	2019
Numerator
Net Income (Loss)	88,716	(9,341)
Denominator
Basic – Weighted Average Common Shares Outstanding	147,872,500	141,969,666
Dilutive – Weighted Average Common Shares Outstanding	148,861,500	141,969,666
Earnings per Common Share
Basic	0.60	(0.07)
Diluted	0.60	(0.07)

Total outstanding number of shares as of June 30, 2020 is 149,689,717.